Changes in Carrying Amount of Goodwill by Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 3,733	$ 3,640
Acquisitions	19	116
Dispositions	(40)	(17)
Subsequent payments/adjustments	(1)	(6)
Ending balance	3,711	3,733
Retail
Goodwill [Roll Forward]
Beginning balance	1,069	993
Acquisitions	0	76
Dispositions	0	0
Subsequent payments/adjustments	0	0
Ending balance	1,069	1,069
Group
Goodwill [Roll Forward]
Beginning balance	385	385
Acquisitions	0	0
Dispositions	0	0
Subsequent payments/adjustments	0	0
Ending balance	385	385
Healthcare Services
Goodwill [Roll Forward]
Beginning balance	2,279	2,262
Acquisitions	19	40
Dispositions	(40)	(17)
Subsequent payments/adjustments	(1)	(6)
Ending balance	2,257	2,279
Other Businesses
Goodwill [Roll Forward]
Beginning balance	0	0
Acquisitions	0	0
Dispositions	0	0
Subsequent payments/adjustments	0	0
Ending balance	$ 0	$ 0